ACQUISITIONS - Narrative (Details) € in Millions, ₩ in Millions, ₨ in Millions, £ in Millions, R$ in Millions, $ in Millions																												1 Months Ended									3 Months Ended			6 Months Ended		12 Months Ended
	Jul. 22, 2024 USD ($) GW MW	Jul. 22, 2024 KRW (₩) GW MW	Jul. 05, 2024 USD ($) MW GW	Dec. 14, 2023 USD ($) GW MW	Dec. 14, 2023 GBP (£)	Nov. 07, 2023 USD ($)	Nov. 06, 2023 USD ($) MW	Nov. 06, 2023 BRL (R$) MW	Oct. 26, 2023 USD ($)	Oct. 26, 2023 INR (₨)	Oct. 25, 2023 USD ($) MW	Oct. 10, 2023 USD ($)	May 04, 2023 USD ($) MW	Apr. 22, 2023 USD ($) MW	Apr. 22, 2023 INR (₨) MW	Mar. 03, 2023 USD ($) MW	Feb. 16, 2023 USD ($)	Feb. 16, 2023 INR (₨)	Dec. 21, 2022 USD ($)	Dec. 16, 2022 USD ($) MW GW	Sep. 28, 2022 USD ($) MW GW	Aug. 03, 2022 USD ($)	Jun. 20, 2022 USD ($) GW	Mar. 17, 2022 USD ($) MW	Feb. 02, 2022 USD ($) GW	Feb. 02, 2022 EUR (€)	Jan. 24, 2022 USD ($) GW	Feb. 28, 2025 USD ($)	Feb. 28, 2025 EUR (€)	Jan. 31, 2025	Dec. 31, 2024 USD ($) BPD GW	Dec. 31, 2024 EUR (€) BPD	Dec. 31, 2024 GBP (£) BPD	Nov. 30, 2024 USD ($) MW	Nov. 30, 2024 GBP (£) MW	Feb. 28, 2022 USD ($) MW	Dec. 31, 2024 USD ($) GW	Sep. 30, 2024 USD ($)	Dec. 31, 2022 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2023 INR (₨)	Dec. 31, 2024 USD ($) GW	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2024 GBP (£) GW	Jun. 30, 2024	Dec. 14, 2023 GBP (£) GW MW	Sep. 30, 2022	Feb. 02, 2022 EUR (€) GW	Dec. 31, 2021 USD ($)
Disclosure of detailed information about business combination [line items]
Investment in equity-accounted investments																												$ 3,522.0
Equity-accounted investments																															$ 2,740.0						$ 2,740.0		$ 1,392.0			$ 2,740.0	$ 2,546.0	$ 1,392.0						$ 1,107.0
Decrease in non-recourse borrowings																												(621.0)
India Wind Portfolio
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired			15.00%
Operating assets, wind power capacity | MW			524
Development pipeline power capacity | GW			2.75
Investment in equity-accounted investments			$ 17.0
Deferred consideration			45.0
Transaction costs			$ 2.0
Revenue of combined entity as if combination occurred at beginning of period																																										59.0
Fair value of net assets acquired																															118.0						118.0					118.0
Total fair value of net assets acquired including goodwill, net of non-controlling interests																															132.0						132.0					132.0
India Wind Portfolio | Brookfield Renewable and Institutional Partners
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired			74.00%
Investment in equity-accounted investments			$ 87.0
South Korea Distributed Generation Portfolio
Disclosure of detailed information about business combination [line items]
Investment in equity-accounted investments	$ 17.0	₩ 23,000
Deferred consideration	4.0	₩ 5,000
Transaction costs	$ 4.0
Revenue of combined entity as if combination occurred at beginning of period																																										17.0
Operating and under construction assets, power capacity | MW	103	103
Utility-scale solar | GW	2.2	2.2
Fair value of net assets acquired																															18.0						18.0					18.0
Total fair value of net assets acquired including goodwill, net of non-controlling interests																															$ 19.0						$ 19.0					$ 19.0
South Korea Distributed Generation Portfolio | Brookfield Renewable and Institutional Partners
Disclosure of detailed information about business combination [line items]
Deferred consideration	$ 2.0	₩ 2,000
Neoen
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired																														14.00%	53.00%						53.00%					53.00%			53.00%
Investment in equity-accounted investments																												498.0	€ 481		$ 512.0	€ 492
Transaction costs																															$ 10.0
Revenue of combined entity as if combination occurred at beginning of period																																										$ 579.0
Utility-scale solar | GW																															20						20					20			20
Operating and construction power and energy storage assets, power capacity | GW																															8						8					8			8
Economic interest																														67.00%
Fair value of net assets acquired																															$ 2,915.0						$ 2,915.0					$ 2,915.0
Total fair value of net assets acquired including goodwill, net of non-controlling interests																															3,441.0						$ 3,441.0					$ 3,441.0
Initial investment																															$ 269.0	258
Basis for consideration percentage																															100.00%						100.00%					100.00%			100.00%
Neoen | Brookfield Renewable and Institutional Partners
Disclosure of detailed information about business combination [line items]
Investment in equity-accounted investments																												$ 3,024.0	€ 2,921		$ 6,400.0	6,200
Initial investment																															$ 3,400.0	€ 3,200
U.K. Wind Portfolio
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired				100.00%																											12.00%						12.00%					12.00%			12.00%		100.00%
Investment in equity-accounted investments				$ 296.0	£ 232																										$ 565.0		£ 444
Transaction costs				$ 3.0
Revenue of combined entity as if combination occurred at beginning of period																																										$ 100.0
Wind				260																											3.5						3.5					3.5			3.5		260
Equity-accounted investments																															$ 138.0						$ 138.0					$ 138.0			£ 110
Economic interest																															3.00%	3.00%	3.00%
Working capital and closing adjustments				$ 289.0	226
Fair value of net assets acquired																																											405.0
Total fair value of net assets acquired including goodwill, net of non-controlling interests																																											625.0
Increase (decrease) in property, plant and equipment																																						$ (127.0)
Increase (decrease) in deferred tax liability																																						(32.0)
Increase in goodwill																																						95.0
Near-term development power capacity | MW				800																																											800
Late-stage project power capacity | GW				3																																											3
Contingent consideration recognised as of acquisition date				$ 7.0																																											£ 6
U.K. Wind Portfolio | Brookfield Renewable and Institutional Partners
Disclosure of detailed information about business combination [line items]
Investment in equity-accounted investments				625.0	489																										$ 2,200.0		£ 1,700
Transaction costs				7.0
Working capital and closing adjustments				610.0	£ 477
Contingent consideration recognised as of acquisition date				$ 15.0																																											£ 12
China Wind Portfolio
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired																																		49.00%	49.00%
Investment in equity-accounted investments																																		$ 11.0
Wind | MW																																		600	600
China Wind Portfolio | Brookfield Renewable and Institutional Partners
Disclosure of detailed information about business combination [line items]
Investment in equity-accounted investments																																		$ 53.0
U.K. Distributed Generation Portfolio
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired																																		100.00%	100.00%
Investment in equity-accounted investments																																		$ 32.0	£ 25
Operating and under construction assets, power capacity | MW																																		200	200
Utility-scale solar | MW																																		450	450
Economic interest																																		13.00%	13.00%
U.K. Distributed Generation Portfolio | Brookfield Renewable and Institutional Partners
Disclosure of detailed information about business combination [line items]
Investment in equity-accounted investments																																		$ 160.0	£ 126
Economic interest																																		67.00%	67.00%
U.S. eFuels Portfolio
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired																															67.00%						67.00%					67.00%			67.00%
Investment in equity-accounted investments																															$ 9.0
Number of efuels barrels per day | BPD																															500	500	500
U.S. eFuels Portfolio | Brookfield Renewable and Institutional Partners
Disclosure of detailed information about business combination [line items]
Investment in equity-accounted investments																															$ 45.0
Brazil Wind Portfolio
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired																100.00%
Investment in equity-accounted investments																$ 24.0
Deferred consideration																1.0
Transaction costs																$ 1.0
Revenue of combined entity as if combination occurred at beginning of period																																											24.0
Economic interest																25.00%
Wind power capacity, generation facilities (in MW) | MW																136
Working capital and closing adjustments																$ 23.0
Fair value of net assets acquired																																											95.0
Total fair value of net assets acquired including goodwill, net of non-controlling interests																																											95.0
Brazil Wind Portfolio | Brookfield Renewable and Institutional Partners
Disclosure of detailed information about business combination [line items]
Investment in equity-accounted investments																95.0
Deferred consideration																5.0
Working capital and closing adjustments																$ 90.0
Brazil Distributed Generation
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired													90.00%
Investment in equity-accounted investments													$ 1.0
Economic interest													20.00%
Wind power capacity, generation facilities (in MW) | MW													730
Fair value of net assets acquired													$ 5.0
Fair values of liabilities assumed													1.0
Brazil Distributed Generation | Brookfield Renewable and Institutional Partners
Disclosure of detailed information about business combination [line items]
Investment in equity-accounted investments													$ 4.0
U.S. Renewable Portfolio
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired											100.00%
Investment in equity-accounted investments											$ 308.0
Deferred consideration											147.0
Transaction costs											$ 2.0
Revenue of combined entity as if combination occurred at beginning of period																																											401.0
Operating and under construction assets, power capacity | MW											5,900
Utility-scale solar | MW											6,100
Working capital and closing adjustments											$ 161.0
Total fair value of net assets acquired including goodwill, net of non-controlling interests																															$ 1,453.0						$ 1,453.0					$ 1,453.0
U.S. Renewable Portfolio | Brookfield Renewable and Institutional Partners
Disclosure of detailed information about business combination [line items]
Investment in equity-accounted investments											1,083.0
Deferred consideration											518.0
Transaction costs											6.0
Working capital and closing adjustments											$ 565.0
India Renewable Portfolio
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired														1.00%	1.00%
Transaction costs									$ 1.0
Revenue of combined entity as if combination occurred at beginning of period																																											108.0
Utility-scale solar | MW														4,500	4,500
Economic interest									7.00%	7.00%
Fair value of net assets acquired																																											280.0
Total fair value of net assets acquired including goodwill, net of non-controlling interests									$ 447.0																																		447.0
Increase (decrease) in property, plant and equipment																																						(28.0)
Increase (decrease) in equity accounted investments																																						(3.0)
Increase (decrease) in deferred tax liability																																						(11.0)
Net investment														$ 6.0	₨ 500
Investment option																																								$ 4.0	₨ 340
Net investment option									24.0	₨ 2,000
Aggregate consideration									$ 34.0
Basis for consideration percentage									100.00%
Increase in goodwill																																						23.0
Decrease in other non-current assets																																						$ 3.0
India Renewable Portfolio | Brookfield Renewable and Institutional Partners
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired														7.00%	7.00%
Transaction costs									$ 2.0
Economic interest									37.54%	37.54%
Initial investment														$ 30.0	₨ 2,500
Investment option									$ 118.0	₨ 9,800																														$ 21.0	₨ 1,700
Aggregate consideration									$ 168.0
Brazil Wind Portfolio
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired							100.00%	100.00%
Investment in equity-accounted investments							$ 6.0	R$ 28
Transaction costs							$ 1.0
Revenue of combined entity as if combination occurred at beginning of period																																											9.0
Economic interest							25.00%	25.00%
Wind power capacity, generation facilities (in MW) | MW							60	60
Fair value of net assets acquired																																											23.0
Total fair value of net assets acquired including goodwill, net of non-controlling interests																																											23.0
Brazil Wind Portfolio | Brookfield Renewable and Institutional Partners
Disclosure of detailed information about business combination [line items]
Investment in equity-accounted investments							$ 23.0	R$ 113
UPL
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired																	4.00%	4.00%
Investment in equity-accounted investments																	$ 17.0	₨ 1,400
UPL | Brookfield Renewable and Institutional Partners
Disclosure of detailed information about business combination [line items]
Investment in equity-accounted investments																	$ 86.0	₨ 7,000
X-Elio
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired												4.20%
Investment in equity-accounted investments												$ 76.0
Economic interest												17.00%
X-Elio | Brookfield Renewable and Institutional Partners
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired												50.00%
Investment in equity-accounted investments												$ 893.0
Westinghouse
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired						100.00%																									10.80%						10.80%	10.10%				10.80%			10.80%
Investment in equity-accounted investments						$ 442.0																															$ 38.0
Economic interest						10.11%
Westinghouse | Brookfield Renewable and Institutional Partners
Disclosure of detailed information about business combination [line items]
Investment in equity-accounted investments						$ 4,370.0
Economic interest						51.00%
Westinghouse | Cameco Corporation
Disclosure of detailed information about business combination [line items]
Economic interest						49.00%
U.S. Utility-scale Solar Portfolio
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired																											100.00%
Investment in equity-accounted investments																											$ 760.0
Transaction costs																											$ 2.0
Utility-scale solar | GW																											20
Economic interest																											20.00%
Working capital and closing adjustments																											$ 702.0
Contingent consideration recognised as of acquisition date																											$ 58.0
Europe Utility-scale Solar Portfolio
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired																									100.00%																								100.00%
Investment in equity-accounted investments																									$ 90.0	€ 81
Transaction costs																									$ 2.0	€ 2
Utility-scale solar | GW																									1.7																								1.7
Economic interest																									20.00%	20.00%
Working capital and closing adjustments																									$ 73.0	€ 66
Increase (decrease) in property, plant and equipment																																						$ 68.0
Increase (decrease) in equity accounted investments																																						18.0
Increase (decrease) in deferred tax liability																																						8.0
Increase (decrease) in non-current provisions																																						28.0
Decrease in non-controlling interests																																						28.0
Decrease in non-recourse borrowings																																						3.0
Decrease in financial liabilities																																						$ 1.0
Contingent consideration recognised as of acquisition date																									$ 17.0																								€ 15
Chile Distributed Generation Portfolio
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired																								83.00%															84.00%					84.00%				83.00%
Investment in equity-accounted investments																								$ 31.0															$ 4.0
Transaction costs																								$ 1.0
Operating and under construction assets, power capacity | MW																								437
Economic interest																								20.00%
Fair value of net assets acquired																																							19.0					$ 19.0
Total fair value of net assets acquired including goodwill, net of non-controlling interests																															$ 37.0						$ 37.0		37.0			$ 37.0		37.0
Basis for consideration percentage																															100.00%						100.00%					100.00%			100.00%
U.S. Distribution Generation Portfolio
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired																					100.00%
Investment in equity-accounted investments																					$ 614.0
Transaction costs																					$ 5.0
Revenue of combined entity as if combination occurred at beginning of period																																												46.0
Operating and under construction assets, power capacity | MW																					500
Utility-scale solar | GW																					1.8
Economic interest																					20.00%
Working capital and closing adjustments																					$ 22.0
Fair value of net assets acquired																																							305.0					305.0
Total fair value of net assets acquired including goodwill, net of non-controlling interests																																							614.0					614.0
Increase (decrease) in property, plant and equipment																																											36.0
Increase (decrease) in deferred tax liability																																											7.0
Increase (decrease) in non-current provisions																																											(3.0)
Decrease in non-recourse borrowings																																											33.0
Decrease in financial liabilities																																											8.0
Increase in goodwill																																											(73.0)
Initial equity price																					538.0
Repayments of non-current borrowings																					98.0
U.S. Distribution Generation Portfolio | Debt Associated With U.S. Distribution Generation Portfolio Acquisition Refinancing
Disclosure of detailed information about business combination [line items]
Notional amount																					$ 123.0
U.S. Wind Portfolio
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired																				100.00%
Investment in equity-accounted investments																				$ 1,092.0
Transaction costs																				$ 4.0
Revenue of combined entity as if combination occurred at beginning of period																																												82.0
Operating and under construction assets, power capacity | MW																				800
Utility-scale solar | GW																				22
Economic interest																				20.00%
Fair value of net assets acquired																																							1,109.0					1,109.0
Total fair value of net assets acquired including goodwill, net of non-controlling interests																																							$ 1,092.0					$ 1,092.0
Increase (decrease) in property, plant and equipment																																											(96.0)
Decrease in financial liabilities																																											97.0
Decrease in other non-current assets																																											12.0
Decrease in assets held for sale																																											6.0
Decrease in other long-term liabilities																																											23.0
Decrease in provisions																																											6.0
Increase in liabilities held for sale																																											$ 9.0
Powen
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired																																				16.00%		10.00%		8.80%	8.80%
Economic interest																																				32.00%
Wind power capacity, generation facilities (in MW) | MW																																				700
Initial investment																																				$ 22.0
Net investment																																				6.0
Investment option																																				34.0				$ 10.0
Net investment option																																				$ 7.0
Powen | Brookfield Renewable and Institutional Partners
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired																																						50.00%		44.00%	44.00%					44.00%
Economic interest																																				6.00%
Investment option																																								$ 49.0
Island Aggregator LP
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired																							20.00%
Investment in equity-accounted investments																							$ 122.0
Purchase of interests in investments accounted for using equity method																							$ 500.0
1.2 GW Island Aggregator LP
Disclosure of detailed information about business combination [line items]
Utility-scale solar | GW																							1.2
1.3 GW Island Aggregator LP
Disclosure of detailed information about business combination [line items]
Utility-scale solar | GW																							1.3
California Resources Corporation
Disclosure of detailed information about business combination [line items]
Investment in equity-accounted investments																						$ 48.0
Economic interest																						10.00%
Initial investment																						$ 137.0
Purchase of interests in investments accounted for using equity method																						$ 500.0
California Bioenergy
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired																			10.00%
Economic interest																			2.00%
Initial investment																			$ 150.0
Net investment																			30.0
Investment option																			350.0
Net investment option																			$ 70.0